Condensed Consolidated Statement of Cash Flows - USD ($)	1 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss			$ (3,665,000)	$ (24,171,000)	$ (13,006,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation				650,000
Change in fair value of SAFE liability			885,000		7,693,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			(41,000)	(482,000)	(44,000)
Accounts payable			852,000	1,119,000	1,394,000
Accrued expenses			413,000	2,747,000	408,000
Net cash used in operating activities			(1,556,000)	(20,137,000)	(3,555,000)
Cash Flows from Financing Activities:
Payment of deferred offering costs				(176,000)
Proceeds from Issuance of Convertible Preferred Stock				44,500,000	44,500,000
Proceeds from issuance of SAFE agreements			5,005,000		6,965,000
Proceeds from exercise of common stock options				5,000
Cash paid for deferred offering costs				(1,218,000)
Net cash provided by financing activities			5,005,000	43,111,000	6,965,000
Net change in cash			3,449,000	22,974,000	3,410,000
Cash - beginning of the period				3,410,000
Cash - end of the period	$ 3,449,000	$ 3,410,000	3,449,000	$ 26,384,000	3,410,000
Supplemental schedule of non-cash financing activity:
Other receivable in connection with the issuance of SAFE agreements					150,000
Conversion of SAFE agreements into shares of convertible preferred stock				14,808
Deferred offering costs included in accounts payable and accrued expenses				$ 302,000
FS DEVELOPMENT CORP. II
Cash Flows from Operating Activities:
Net loss	(1,032)	(1,032)		(3,552,022)
Adjustments to reconcile net loss to net cash used in operating activities:
Income earned from investments held in Trust Account				(12,186)
Changes in operating assets and liabilities:
Prepaid expenses				(522,202)
Franchise tax payable				149,091
Accounts payable	9,032	1,032		57,879
Accrued expenses				2,119,500
Net cash used in operating activities	8,000	0		(1,759,940)
Cash Flows from Investing Activities
Cash deposited in Trust Account				(201,250,000)
Net cash used in investing activities				(201,250,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	50,000	50,000		150,000
Payment of deferred offering costs		(41,200)
Repayment of note payable to related party				(200,000)
Proceeds received from initial public offering, gross				201,250,000
Proceeds received from private placement				6,025,000
Offering costs paid	(41,200)			(4,175,530)
Net cash provided by financing activities	8,800	8,800		203,049,470
Net change in cash	16,800	8,800		39,530
Cash - beginning of the period				8,800
Cash - end of the period	16,800	8,800	$ 16,800	48,330	$ 8,800
Supplemental disclosure of noncash activities:
Offering costs included in accounts payable				125,000
Offering costs included in accrued expenses	4,830			28,300
Deferred underwriting commissions in connection with the initial public offering				$ 7,043,750
Deferred offering costs paid by Sponsor in exchange for issuance of Class B common stock	$ 25,000	25,000
Deferred offering costs included in accrued expenses		$ 16,700